Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure Of Detailed Information About Schedule Of Income Tax Expense Reconciliation
The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Loss from operations in the PRC	$(35,420)	$(41,445)	$(27,321)
Loss from overseas entities	(166,580)	(76,348)	(32,062)
Loss before income tax	(202,000)	(117,793)	(59,383)
Tax expense at PRC enterprise income tax rate of 25%	(50,714)	(28,538)	(14,846)
Expenses not deductible for income tax purpose	2,124	2,563	354
Super deduction of research and development expenses[i]	(5,521)	(6,171)	(5,945)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	17,738	24,747	22,827
Effect of income tax in jurisdictions other than the PRC	36,639	7,697	(2,270)
Income tax expense	$266	$298	$120
(i)According to policies promulgated by the State Tax Bureau of the PRC, certain of the Company's subsidiaries are entitled to tax incentives for research and development expenses. From January 2021 to October 2022, and from November 2022 to December 2023, the PRC entities calculated the tax incentives using 175% and 200%, respectively, of tax-deductible research and development expenses.